OTHER OPERATING INCOME / (EXPENSE) (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other operating income / (expense) [Abstract]
Other income	$ 0	$ 40	$ 138
Rental income from premises	0	0	3
Government supports	0	(1,827)	0
Fair value gain on contingent consideration	1,870	0	0
Other operating income	$ 1,870	$ (1,787)	$ 141